Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of products and services [line items]
Assets and liabilities held at fair value

The following table shows Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2019				2018
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	59,968	51,105	2,264	113,337	51,029	49,396	3,613	104,038
Financial assets at fair value through the income statement	10,300	115,008	4,162	129,470	8,918	131,682	4,650	145,250
Derivative financial assets	5,439	221,048	3,154	229,641	6,813	210,655	5,215	222,683
Financial assets at fair value through other comprehensive income	11,577	33,400	429	45,406	15,751	28,888	355	44,994
Investment property	-	-	13	13	-	-	9	9
Total assets	87,284	420,561	10,022	517,867	82,511	420,621	13,842	516,974

Trading portfolio liabilities	(19,645)	(15,567)	-	(35,212)	(19,401)	(17,210)	(3)	(36,614)
Financial liabilities designated at fair value	(82)	(204,021)	(343)	(204,446)	(76)	(217,404)	(261)	(217,741)
Derivative financial liabilities	(5,305)	(219,646)	(3,989)	(228,940)	(6,152)	(208,697)	(4,743)	(219,592)
Total liabilities	(25,032)	(439,234)	(4,332)	(468,598)	(25,629)	(443,311)	(5,007)	(473,947)

Analysis of movements in Level 3 assets and liabilities

The following table summarises the movements in the Level 3 balances during the period. Transfers have been reflected as if they had taken place at the beginning of the year.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2019					Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2019
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	388	126	(52)	-	(311)	1	-	-	45	(77)	120
Non-asset backed loans	2,263	1,844	(2,799)	-	(134)	24	-	-	200	(424)	974
Asset backed securities	664	202	(166)	-	-	(30)	-	-	16	(30)	656
Equity cash products	136	62	(40)	-	-	(31)	-	-	293	(28)	392
Other	162	-	-	-	(1)	(24)	-	-	-	(15)	122
Trading portfolio assets	3,613	2,234	(3,057)	-	(446)	(60)	-	-	554	(574)	2,264

Non-asset backed loans	1,836	235	-	-	(204)	99	(1)	-	-	(1)	1,964
Equity cash products	559	66	-	-	(2)	3	209	-	-	-	835
Private equity investments	191	5	(9)	-	(2)	-	(17)	-	-	(55)	113
Other	2,064	5,716	(5,720)	-	(9)	12	(33)	-	24	(804)	1,250
Financial assets at fair value through the income statement	4,650	6,022	(5,729)	-	(217)	114	158	-	24	(860)	4,162

Non-asset backed loans	-	283	-	-	-	-	-	60	-	-	343
Asset backed securities	-	116	(30)	-	-	-	-	-	-	-	86
Equity cash products	2	-	(1)	-	-	-	-	(1)	-	-	-
Other	353	-	-	-	(135)	-	-	-	-	(218)	-
Financial assets at fair value through other comprehensive income	355	399	(31)	-	(135)	-	-	59	-	(218)	429

Investment property	9	5	-	-	-	-	(1)	-	-	-	13

Trading portfolio liabilities	(3)	-	-	-	-	-	-	-	-	3	-

Financial liabilities designated at fair value	(261)	(179)	10	(42)	41	67	(2)	-	(27)	50	(343)

Interest rate derivatives	22	(9)	-	-	88	(92)	-	-	(177)	(38)	(206)
Foreign exchange derivatives	7	-	-	-	25	(12)	-	-	(32)	5	(7)
Credit derivatives	1,050	(59)	3	-	(866)	76	-	-	(9)	3	198
Equity derivatives	(607)	(296)	(35)	-	(2)	(296)	-	-	(37)	453	(820)
Net derivative financial instruments[a]	472	(364)	(32)	-	(755)	(324)	-	-	(255)	423	(835)

Total	8,835	8,117	(8,839)	(42)	(1,512)	(203)	155	59	296	(1,176)	5,690

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2018	Purchases	Sales	Issues	Settlements	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2018
						Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	871	108	(88)	-	(23)	9	-	-	39	(528)	388
Non-asset backed loans	166	5,514	(3,480)	-	-	-	-	-	71	(8)	2,263
Asset backed securities	627	205	(168)	-	(2)	(21)	-	-	58	(35)	664
Equity cash products	68	18	(9)	-	-	(16)	-	-	107	(32)	136
Other	245	18	(55)	-	(20)	(32)	-	-	145	(139)	162
Trading portfolio assets	1,977	5,863	(3,800)	-	(45)	(60)	-	-	420	(742)	3,613

Non-asset backed loans	6,073	364	(4,432)	-	(194)	25	-	-	-	-	1,836
Private equity investments	688	188	(7)	-	(231)	2	(10)	-	60	(499)	191
Equity cash products	398	87	(1)	-	-	1	74	-	-	-	559
Other	360	6,624	(4,920)	-	(47)	29	18	-	-	-	2,064
Financial assets at fair value through the income statement	7,519	7,263	(9,360)	-	(472)	57	82	-	60	(499)	4,650

Equity cash products	36	-	(16)	-	-	-	-	-	-	(18)	2
Private equity investments	129	-	-	-	-	-	-	-	-	(129)	-
Other	40	-	-	-	-	-	-	(1)	314	-	353
Financial assets at fair value through other comprehensive income	205	-	(16)	-	-	-	-	(1)	314	(147)	355

Investment property	116	9	(115)	-	-	-	(1)	-	-	-	9

Trading portfolio liabilities	(4)	-	-	-	-	(3)	-	-	-	4	(3)

Financial liabilities designated at fair value	(480)	-	-	(4)	14	33	(3)	-	(225)	404	(261)

Interest rate derivatives	(150)	1	(1)	-	196	(25)	-	-	(71)	72	22
Foreign exchange derivatives	37	-	-	-	(9)	5	-	-	(13)	(13)	7
Credit derivatives	1,146	(6)	3	-	(12)	(85)	-	-	7	(3)	1,050
Equity derivatives	(896)	72	(570)	-	125	73	1	-	128	460	(607)
Commodity derivatives	-	-	-	-	-	-	-	-	-	-	-
Net derivative financial instruments[a]	137	67	(568)	-	300	(32)	1	-	51	516	472

Total	9,470	13,202	(13,859)	(4)	(203)	(5)	79	(1)	620	(464)	8,835

Note

a The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £3,154m (2018: £5,215m) and derivative financial liabilities are £3,989m (2018: £4,743m).

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end

Unrealised gains and losses on Level 3 financial assets and liabilities

The following tables disclose the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end
	2019				2018
	Income statement		Other compre-hensiveincome		Income statement		Other compre-hensive income
Barclays Bank Group	Trading income	Other income		Total	Trading income	Other income		Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(57)	-	-	(57)	(60)	-	-	(60)
Financial assets at fair value through the income statement	101	199	-	300	44	68	-	112
Fair value through other comprehensive income	-	-	60	60	-	-	(1)	(1)
Investment property	-	(1)	-	(1)	-	(1)	-	(1)
Trading portfolio liabilities	-	-	-	-	(3)	-	-	(3)
Financial liabilities designated at fair value	64	-	-	64	55	-	-	55
Net derivative financial instruments	(459)	-	-	(459)	(14)	-	-	(14)
Total	(351)	198	60	(93)	22	67	(1)	88

Sensitivity analysis of valuations using unobservable inputs
Sensitivity analysis of valuations using unobservable inputs
	2019				2018
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	44	-	(127)	-	80	-	(162)	-
Foreign exchange derivatives	5	-	(7)	-	7	-	(10)	-
Credit derivatives	73	-	(47)	-	126	-	(73)	-
Equity derivatives	114	-	(119)	-	110	-	(112)	-
Commodity derivatives	-	-	-	-	1	-	(1)	-
Corporate debt	11	-	(16)	-	10	-	(2)	-
Non asset backed loans	125	8	(228)	(8)	141	-	(210)	-
Equity cash products	123	-	(175)	-	121	-	(155)	-
Private equity investments	16	-	(25)	-	-	-	(10)	-
Other[a]	1	-	(1)	-	2	-	(2)	-
Total	512	8	(745)	(8)	598	-	(737)	-

Note

a Other includes commercial real estate loans, funds and fund-linked products, issued debt, government sponsored debt and investment property.

Significant unobservable inputs

Significant unobservable inputs

The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s) [a]	Significant unobservable inputs	2019Range		2018Range
			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	1	3	1	2%
		Credit spread	41	1,620	6	897	bps
	Comparable pricing	Price	-	37	-	100	points
	Option model	Inflation volatility	47	190	33	174	bps vol
		Interest rate volatility	8	431	10	199	bps vol
		IR - IR correlation	(30)	100	(26)	100%
Credit derivatives	Discounted cash flows	Credit spread	72	200	142	209	bps
	Comparable pricing	Price	-	155	10	96	points
Equity derivatives	Option model	Equity volatility	1	200	2	81%
		Equity - equity correlation	(20)	100	(100)	100%
	Discounted cash flow	Discounted margin	(500)	1,100	(171)	301	bps
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	31	624	30	196	bps
		Credit spread	180	1,223	25	800	bps
		Price	-	133	-	118	points
	Comparable pricing	Price	-	123	-	100	points
Asset backed securities	Comparable pricing	Price	-	99	-	102	points
Other[d]	Discounted cash flows	Credit spread	126	649	143	575	bps

Notes

a A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.

b The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.

c Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 41-1,620bps (2018: 6-897bps).

d Other includes commercial real estate loans, funds and fund-linked products, issued debt, government sponsored debt and investment property.

Fair value adjustments

Fair value adjustments

Key balance sheet valuation adjustments are quantified below:

	2019	2018
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(420)	(451)
Uncollateralised derivative funding	(57)	(47)
Derivative credit valuation adjustments	(135)	(125)
Derivative debit valuation adjustments	155	237

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Comparison of carrying amounts and fair values

The following tables summarises the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank Group’s and Barclays Bank PLC’s balance sheet:

Barclays Bank Group	2019					2018
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Loans and advances at amortised cost[a]	141,636	141,251	6,827	69,289	63,133	136,959	137,435	223	66,703	68,452
Reverse repurchase agreements and other similar secured lending	1,731	1,731	-	1,731	-	1,613	1,613	-	1,613	-

Financial liabilities
Deposits at amortised cost	(213,881)	(213,897)	(135,398)	(78,494)	(5)	(199,337)	(199,337)	(157,440)	(41,897)	-
Repurchase agreements and other similar secured borrowing	(2,032)	(2,032)	-	(2,032)	-	(7,378)	(7,378)	-	(7,378)	-
Debt securities in issue	(33,536)	(33,529)	-	(31,652)	(1,877)	(39,063)	(39,083)	-	(36,967)	(2,116)
Subordinated liabilities	(33,425)	(34,861)	-	(34,861)	-	(35,327)	(36,174)	-	(36,174)	-

Note

a The fair value hierarchy for finance lease receivables presented within loans and advances at amortised cost, with fair value amounting to £2,002m (2018: £2,057m), is not required as part of the standard.

By Product type [Member]
Disclosure of products and services [line items]
Assets and liabilities held at fair value

The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 Assets and liabilities held at fair value by product type
	2019		2018
	Assets	Liabilities	Assets	Liabilities
Barclays Bank Group	£m	£m	£m	£m
Interest rate derivatives	605	(812)	2,478	(2,456)
Foreign exchange derivatives	291	(298)	192	(185)
Credit derivatives	539	(342)	1,381	(331)
Equity derivatives	1,710	(2,528)	1,136	(1,743)
Commodity derivatives	9	(9)	28	(28)
Corporate debt	521	-	456	-
Reverse repurchase and repurchase agreements	-	(167)	768	-
Non-asset backed loans	3,280	-	4,452	-
Asset backed securities	756	-	688	-
Equity cash products	1,228	-	698	(3)
Private equity investments	112	-	190	-
Other[a]	971	(176)	1,375	(261)
Total	10,022	(4,332)	13,842	(5,007)

Note

a Other includes commercial real estate loans, funds and fund-linked products, issued debt, government sponsored debt and investment property.